Equity Accounted Investees, Other Investments and Non-Current Accounts Receivable - Summary of Combined Selected Information of the Statements of Operations (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of associates [line items]
Sales	$ 12,970	$ 13,130	$ 13,531
Operating earnings	(436)	986	1,407
Income before income tax	(1,274)	253	717
Net income	(1,446)	179	570
Associates [member]
Disclosure of associates [line items]
Sales	1,759	1,600	1,449
Operating earnings	296	237	224
Income before income tax	175	158	110
Net income	$ 128	$ 118	$ 86